Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2015
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2016
Prospectus Date	rr_ProspectusDate	Mar. 31, 2016
MainStay Cushing Royalty Energy Income Fund (Prospectus Summary) | MainStay Cushing Royalty Energy Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURCX
MainStay Cushing Royalty Energy Income Fund (Prospectus Summary) | MainStay Cushing Royalty Energy Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURZX
MainStay Cushing Royalty Energy Income Fund (Prospectus Summary) | MainStay Cushing Royalty Energy Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURNX
MainStay Cushing Royalty Energy Income Fund (Prospectus Summary) | MainStay Cushing Royalty Energy Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURAX